Property, Plant and Equipment (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 2,940,387	$ 2,036,438	$ 1,736,607
Office building, carrying value	$ 3,000,000